Supplemental information on statement of cash flows (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Information On Statement Of Cash Flows
Schedule of supplemental information on statement of cash flows

	Jan-Jun/2022	Jan-Jun/2021
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	604	386
Transactions not involving cash
Purchase of property, plant and equipment on credit	19	-
Lease	3,168	1,094
Provision/(reversals) for decommissioning costs	10	(1)
Use of tax credits and judicial deposit for the payment of contingency	1,137	-
Remeasurement of property, plant and equipment acquired in previous periods	38	-

Schedule of cash and cash equivalents in the statement of cash flows

	Jan-Jun/2022	Jan-Jun/2021
Reconciliation of the balance at the beginning of the period
Cash and cash equivalents in statements of financial position	10,467	11,711
Cash and cash equivalents classified as assets held for sale	13	14
Cash and cash equivalents according to Statements of Cash Flows (opening balance)	10,480	11,725
Reconciliation of the balance at the end of the period
Cash and cash equivalents in statements of financial position	16,287	9,821
Cash and cash equivalents classified as assets held for sale	7	1
Cash and cash equivalents according to Statements of Cash Flows (closing balance)	16,294	9,822